Document and Entity Information	Feb. 26, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	PPG INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000079879
Document Type	8-K
Document Period End Date	Feb. 26, 2025
Entity Incorporation State Country Code	PA
Entity File Number	001-1687
Entity Tax Identification Number	25-0730780
Entity Address, Address Line One	One PPG Place
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15272
City Area Code	(412)
Local Phone Number	434-3131
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1.66 2/3
Trading Symbol	PPG
Security Exchange Name	NYSE
A 0.875 Notesdue 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.875% Notes due 2025
Trading Symbol	PPG 25
Security Exchange Name	NYSE
A 1875 Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2025
Trading Symbol	PPG 25A
Security Exchange Name	NYSE
A 1.400 Notesdue 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.400% Notes due 2027
Trading Symbol	PPG 27
Security Exchange Name	NYSE
A 2750 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.750% Notes due 2029
Trading Symbol	PPG 29A
Security Exchange Name	NYSE